CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 10,920	$ 252,601
Prepaid expenses	137,063	240,075
Total current assets	147,983	492,676	$ 16,110
Investments held in Trust Account	346,615,567	345,020,717
Total Assets	346,763,550	345,513,393	291,250
Current liabilities:
Accounts payable	146,192	54,391	724
Accrued expenses	2,099,500	120,000	136,250
Income tax payable	352,045
Franchise tax payable	16,614	114,645	1,168
Total current liabilities	2,614,351	289,036	268,142
Deferred underwriting commissions		12,075,000
Derivative warrant liabilities	3,494,000	8,794,330
Total liabilities	6,108,351	21,158,366	268,142
Commitments and Contingencies
Stockholders' Deficit:
Preferred stock, $0.0001 par value 10,000,000 shares authorized none issued and outstanding
Additional paid-in capital			24,137
Accumulated deficit	(5,431,617)	(20,645,836)	(1,892)
Total stockholders' deficit	(5,430,754)	(20,644,973)	23,108
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	346,763,550	345,513,393	291,250
Class A Common Stock Subject to Redemption
Current liabilities:
Class A common stock subject to possible redemption , $0.0001 par value; 34,500,000 shares at $10.031 and $10.000 per share redemption value at September 30, 2022 and December 31, 2021, respectively	346,085,953	345,000,000
Class B common stock
Stockholders' Deficit:
Common stock	$ 863	$ 863	$ 863